Taxation (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Taxation [Abstract]
Deferred income tax expense	SFr (213,355)	SFr (294,056)	SFr (21,415)
Deferred income tax gain	407,192	131,879	39,188
Income tax (expense)/income	SFr 193,837	SFr (162,177)	SFr 17,773